Acquisition of Solar Silicon Valley (Details 3) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisition of Solar Silicon Valley
Pro forma revenue	11,168,769	12,688,673
Pro forma net income/(loss)	(662,187)	2,364,583
Pro forma profit/(loss) attributable to holders of common shares	(662,187)	2,364,583
Pro forma earnings/(losses) per share:
Basic	(3.39)	12.20
Diluted	(3.39)	11.70
Weighted average number of shares used in computation:
Basic	195,293,209	193,801,944
Diluted	195,293,209	202,017,971
Amount included in unaudited pro forma net income for the amortization of identifiable intangible assets	638	638
Amount included in unaudited pro forma net income for the reduction of depreciation expenses of property, plant and equipment	4,108	4,108